UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 16.5%
Auto Components - 1.5%
Johnson Controls, Inc.	38,850	$1,704,738

Automobiles - 1.1%
Harley-Davidson, Inc.	23,625	1,245,037

Distributors - 1.0%
LKQ Corp. (a)	32,075	1,157,587

Household Durables - 1.1%
D.R. Horton, Inc.	19,825	635,590
TopBuild Corp. (a)	17,352	592,050
		1,227,640
Leisure Products - 1.0%
Brunswick Corp.	23,750	1,092,263

Media - 5.4%
CBS Corp. Class B	32,575	1,662,302
The Walt Disney Co.	11,750	1,109,905
Time Warner Inc.	14,925	1,170,269
Viacom Inc. Class B	53,700	2,166,258
		6,108,734
Multiline Retail - 3.1%
Kohl's Corp.	35,035	1,554,853
Target Corp.	27,210	1,909,870
		3,464,723
Specialty Retail - 1.8%
Bed Bath & Beyond Inc.	32,075	1,487,318
Lumber Liquidators Holdings, Inc. (a)	36,650	577,604
		2,064,922
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	22,550	598,477

Consumer Staples - 5.7%
Food & Staples Retailing - 4.2%
CVS Health Corp.	17,900	1,671,860
Walgreens Boots Alliance, Inc.	28,225	2,278,040
Wal-Mart Stores, Inc.	10,750	767,980
		4,717,880
Household Products - 1.5%
Kimberly-Clark Corp.	5,568	713,038
The Procter & Gamble Co.	11,850	1,034,624
		1,747,662

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 10.6%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	20,369	$1,609,151

Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	21,875	1,087,188
Chevron Corp.	20,470	2,058,873
Devon Energy Corp.	49,250	2,134,002
EOG Resources, Inc.	14,525	1,285,317
Exxon Mobil Corp.	34,170	2,977,574
Noble Energy, Inc.	24,950	860,276
		10,403,230
Financials - 17.8%
Banks - 12.7%
Associated Banc-Corp	65,415	1,297,834
Bank of America Corp.	182,075	2,938,690
CIT Group Inc.	42,550	1,569,244
Citigroup Inc.	51,225	2,445,481
First Horizon National Corp.	84,385	1,297,841
JPMorgan Chase & Co.	35,850	2,419,875
PNC Financial Services Group, Inc.	10,305	928,481
SunTrust Banks, Inc.	15,175	668,762
Zions Bancorporation	23,875	730,336
		14,296,544
Capital Markets - 3.5%
Northern Trust Corp.	16,585	1,170,735
State Street Corp.	39,275	2,758,676
		3,929,411
Consumer Finance - 0.6%
Discover Financial Services	10,620	637,200

Insurance - 1.0%
Aflac, Inc.	14,810	1,098,606

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.2%
Biotechnology - 6.5%
AbbVie Inc.	22,150	$1,419,815
Amgen Inc.	7,000	1,190,420
Celgene Corp. (a)	18,075	1,929,325
Exact Sciences Corp. (a)	125,600	2,319,832
Shire PLC ADR	2,877	538,517
		7,397,909
Health Care Equipment & Supplies - 0.5%
Zimmer Biomet Holdings, Inc.	4,325	560,563

Health Care Providers & Services - 4.3%
Express Scripts Holding Co. (a)	29,300	2,130,110
Hanger, Inc. (a)	82,300	748,930
McKesson Corp.	10,710	1,977,280
		4,856,320
Pharmaceuticals - 0.9%
Johnson & Johnson	8,610	1,027,517

Industrials - 11.5%
Air Freight & Logistics - 1.3%
FedEx Corp.	8,800	1,451,384

Airlines - 0.7%
Delta Air Lines, Inc.	23,200	852,600

Building Products - 1.5%
Masco Corp.	46,775	1,659,577

Electrical Equipment - 2.9%
ABB Ltd. ADR	89,475	1,938,923
Rockwell Automation, Inc.	11,375	1,318,704
		3,257,627
Industrial Conglomerates - 2.8%
General Electric Co.	66,500	2,077,460
3M Co.	5,995	1,074,544
		3,152,004
Machinery - 1.5%
Illinois Tool Works Inc.	9,600	1,140,960
Ingersoll-Rand PLC	7,875	535,421
		1,676,381
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	26,050	940,666

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 23.6%
Communications Equipment - 4.0%
Cisco Systems, Inc.	76,535	$2,406,260
Lumentum Holdings, Inc. (a)	26,407	927,414
Viavi Solutions Inc. (a)	149,535	1,163,382
		4,497,056
Electronic Equipment, Instruments & Components - 1.8%
Corning Inc.	69,375	1,574,119
Maxwell Technologies, Inc. (a)	93,997	476,565
		2,050,684
Internet Software & Services - 3.4%
Alphabet, Inc. Class A (a)	4,032	3,184,675
eBay Inc. (a)	21,070	677,611
		3,862,286
IT Services - 3.0%
Alliance Data Systems Corp. (a)	8,550	1,749,159
PayPal Holdings, Inc. (a)	30,270	1,124,531
Visa Inc. Class A	6,625	535,963
		3,409,653
Semiconductors & Semiconductor Equipment - 6.3%
Infineon Technologies A.G. ADR	50,000	839,250
Intel Corp.	31,275	1,122,460
Maxim Integrated Products, Inc.	20,855	849,216
NXP Semiconductors N.V. (a)	20,725	1,824,214
Qualcomm, Inc.	38,880	2,452,162
		7,087,302
Software - 4.1%
Microsoft Corp.	51,201	2,942,009
Oracle Corp.	42,450	1,749,789
		4,691,798
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	28,125	604,125
HP Inc.	38,025	546,419
		1,150,544
Materials - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Inc. (a)	139,325	1,433,654

Real Estate - 0.5%
Real Estate Investment Trusts - 0.5%
DiamondRock Hospitality Co.	52,475	555,710

TOTAL COMMON STOCKS (COST $114,735,823)		112,675,040

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Inst'l. Government Portfolio Class I, 0.261% (b)	100,000	$100,000

Total Money Market Funds		100,000

TOTAL SHORT-TERM INVESTMENTS (COST $100,000)		100,000

TOTAL INVESTMENTS - 99.8% (COST $114,835,823)		112,775,040

NET OTHER ASSETS AND LIABILITIES - 0.2%		191,280

NET ASSETS - 100.0%		$112,966,320

(a) Non-income producing security.
(b) Represents the 7-day yield at August 31, 2016.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$114,889,535
Unrealized appreciation	$7,573,056
Unrealized depreciation	$(9,687,551)
Net unrealized appreciation (depreciation)	$(2,114,495)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 20.9%
Automobiles - 1.3%
Harley-Davidson, Inc.	10,500	$553,350

Distributors - 1.4%
LKQ Corp. (a)	16,120	581,771

Hotels, Restaurants & Leisure - 1.0%
Extended Stay America, Inc.	30,125	426,269

Household Durables - 4.8%
D.R. Horton, Inc.	13,575	435,214
Newell Brands, Inc.	8,656	459,460
PulteGroup Inc.	20,925	447,167
Toll Brothers, Inc. (a)	7,500	233,175
TopBuild Corp. (a)	12,450	424,794
		1,999,810
Leisure Products - 1.2%
Brunswick Corp.	10,625	488,644

Multiline Retail - 2.6%
Kohl's Corp.	19,110	848,102
Nordstrom, Inc.	4,800	242,208
		1,090,310
Specialty Retail - 4.5%
Bed Bath & Beyond Inc.	18,580	861,555
Chico's FAS, Inc.	15,325	194,321
Lumber Liquidators Holdings, Inc. (a)	27,300	430,248
Urban Outfitters, Inc. (a)	11,700	419,445
		1,905,569
Textiles, Apparel & Luxury Goods - 4.1%
Coach, Inc.	7,105	271,269
Hanesbrands, Inc.	24,635	653,813
Michael Kors Holdings Ltd. (a)	7,625	373,244
Skechers U.S.A., Inc. Class A (a)	17,775	432,110
		1,730,436
Consumer Staples - 3.0%
Food Products - 3.0%
Amplify Snack Brands, Inc. (a)	23,075	390,660
Inventure Foods, Inc. (a)	47,375	459,064
The Hain Celestial Group, Inc. (a)	5,850	214,988
The J. M. Smucker Co.	1,255	177,946
		1,242,658

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 5.6%
Energy Equipment & Services - 1.3%
FMC Technologies, Inc. (a)	13,125	$370,125
Helmerich & Payne, Inc.	3,235	195,588
		565,713
Oil, Gas & Consumable Fuels - 4.3%
Cameco Corp.	20,775	191,546
Devon Energy Corp.	10,450	452,798
Noble Energy, Inc.	17,375	599,090
Pioneer Natural Resources Co.	1,625	290,956
Southwestern Energy Co. (a)	21,150	294,196
		1,828,586
Financials - 16.8%
Banks - 9.1%
Associated Banc-Corp	39,855	790,723
CIT Group Inc.	23,755	876,084
First Horizon National Corp.	57,970	891,579
Regions Financial Corp.	23,085	230,157
SunTrust Banks, Inc.	10,295	453,701
Zions Bancorporation	19,835	606,753
		3,848,997
Capital Markets - 3.5%
Eaton Vance Corp.	11,295	452,139
Northern Trust Corp.	10,705	755,666
State Street Corp.	3,675	258,132
		1,465,937
Consumer Finance - 1.3%
Discover Financial Services	8,829	529,740

Insurance - 1.1%
Unum Group	12,655	450,645

Mortgage Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	27,125	290,509

Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc. (a)	16,450	461,916

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.9%
Biotechnology - 3.7%
Exact Sciences Corp. (a)	60,650	$1,120,205
MiMedx Group Inc. (a)	58,650	424,626
		1,544,831
Health Care Equipment & Supplies - 2.8%
Hologic, Inc. (a)	7,575	291,032
Natus Medical Inc. (a)	4,725	183,850
ResMed Inc.	4,721	314,843
Zimmer Biomet Holdings, Inc.	3,150	408,271
		1,197,996
Health Care Providers & Services - 5.0%
Acadia Healthcare Co. Inc. (a)	8,025	410,800
Envision Healthcare Holdings, Inc. (a)	20,675	443,685
Hanger, Inc. (a)	61,269	557,548
McKesson Corp.	1,740	321,239
Patterson Cos., Inc.	8,130	373,980
		2,107,252
Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (a)	16,200	147,582

Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	3,800	470,554

Industrials - 15.0%
Air Freight & Logistics - 1.4%
Expeditors Int'l. of Washington, Inc.	11,500	582,475

Building Products - 2.9%
A.O. Smith Corp.	2,500	241,200
Masco Corp.	18,425	653,719
USG Corp. (a)	12,125	332,589
		1,227,508
Electrical Equipment - 3.2%
Plug Power, Inc. (a)	102,500	158,875
Regal Beloit Corp.	9,080	556,876
Rockwell Automation, Inc.	5,400	626,022
		1,341,773
Machinery - 5.1%
Allison Transmission Holdings, Inc.	13,375	371,022
Ingersoll-Rand PLC	9,700	659,503
Mueller Water Products, Inc. Class A	31,000	374,790
SPX Corp. (a)	15,750	298,305
SPX Flow, Inc. (a)	15,750	463,207
		2,166,827
Trading Companies & Distributors - 2.4%
HD Supply Holdings, Inc. (a)	15,675	566,024
W.W. Grainger, Inc.	1,863	429,720
		995,744

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 17.5%
Communications Equipment - 2.0%
Lumentum Holdings, Inc. (a)	10,056	$353,167
Viavi Solutions Inc. (a)	62,281	484,546
		837,713
Electronic Equipment, Instruments & Components - 1.5%
FARO Technologies, Inc. (a)	5,800	189,080
InvenSense, Inc. (a)	23,475	174,654
Maxwell Technologies, Inc. (a)	50,397	255,513
		619,247
Internet Software & Services - 1.3%
Liquidity Services, Inc. (a)	52,800	528,000

IT Services - 2.7%
Alliance Data Systems Corp. (a)	4,195	858,213
Fiserv, Inc. (a)	2,744	282,769
		1,140,982
Semiconductors & Semiconductor Equipment - 6.1%
Cavium Inc. (a)	11,625	647,280
Infineon Technologies A.G. ADR	25,000	419,625
Maxim Integrated Products, Inc.	15,366	625,704
NXP Semiconductors N.V. (a)	10,025	882,400
		2,575,009
Software - 0.5%
Take-Two Interactive Software, Inc. (a)	4,935	214,524

Technology Hardware, Storage & Peripherals - 3.4%
CPI Card Group Inc.	93,238	514,674
Nimble Storage, Inc. (a)	26,075	214,337
Pure Storage, Inc. Class A (a)	14,150	165,697
Silicon Graphics Int'l. Corp. (a)	42,825	330,181
Stratasys Ltd. (a)	3,900	83,226
3D Systems Corp. (a)	7,550	109,475
		1,417,590
Materials - 4.0%
Chemicals - 1.5%
Ecolab Inc.	2,581	317,592
Int'l. Flavors & Fragrances Inc.	2,285	316,655
		634,247
Containers & Packaging - 0.5%
AptarGroup, Inc.	2,700	210,546

Metals & Mining - 2.0%
Freeport-McMoRan Inc. (a)	49,550	509,869
Lundin Mining Corp. (a)	40,600	152,766
Stillwater Mining Co. (a)	12,500	158,125
		820,760

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Real Estate - 2.8%
Real Estate Investment Trusts - 1.8%
DiamondRock Hospitality Co.	35,450	$375,415
Host Hotels & Resorts Inc.	20,435	364,152
		739,567
Real Estate Management & Development - 1.0%
Realogy Holdings Corp.	15,500	416,020

Utilities - 1.5%
Multi-Utilities - 1.5%
MDU Resources Group, Inc.	16,125	380,066
SCANA Corp.	3,750	264,938
		645,004

TOTAL COMMON STOCKS (COST $37,924,403)		42,042,611

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Inst'l. Government Portfolio Class I, 0.261% (b)	88	$88

Total Money Market Funds		88

TOTAL SHORT-TERM INVESTMENTS (COST $88)		88

TOTAL INVESTMENTS - 100.0% (COST $37,924,491)		42,042,699

NET OTHER ASSETS AND LIABILITIES - 0.0%		14,030

NET ASSETS - 100.0%		$42,056,729

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2016.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$38,042,616
Unrealized appreciation	$8,750,296
Unrealized depreciation	$(4,750,213)
Net unrealized appreciation (depreciation)	$4,000,083

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

6

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS - 96.5%

Asset-Backed Securities - 11.3%
America West Airlines
7.930% due 1/2/2019, Series 1999-1	$6,336,054	$6,732,058
8.057% due 7/2/2020, Series 2000-1	20,115	22,730
7.100% due 4/2/2021, Series 2001-1	4,858,152	5,246,804

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	22,502,946	23,628,094

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,551,762	4,938,661

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 B (e)	33,649,153	35,668,102
5.625% due 6/20/2020, Series 2013-1 B (e)	70,086	74,292

Bvps II Funding Corp.
8.890% due 6/1/2017	3,000	3,071

Continental Airlines
6.748% due 3/15/2017, Series 1998-1 B	107,249	110,134
6.648% due 9/15/2017, Series 1998-1 A	886,937	905,740
6.900% due 1/2/2018, Series 1997-4 A	134,235	137,752
6.820% due 5/1/2018, Series 1998-3 A-1	67,492	70,192
6.000% due 1/12/2019, Series 2010-1 B	1,750,196	1,828,955
7.256% due 3/15/2020, Series 1999-2 A-1	28,856	31,020
6.250% due 4/11/2020, Series 2012-1 B	6,966,378	7,471,440
5.500% due 10/29/2020, Series 2012-2 B	10,380,594	10,951,527

Delta Air Lines
9.750% due 12/17/2016, Series 2009-1 B	861,992	887,679
8.021% due 8/10/2022, Series 2007-1 B	2,329,197	2,664,019

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1B (e)	30,518,135	31,777,009
6.125% due 11/30/2019, Series 2013-1B (e)	4,972,709	5,177,833

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (e)	12,768,484	13,361,032

EngenCap ABS Trust
3.670% due 12/21/2026, Series 2016-1 A (e)	30,000,000	29,994,942

Express Pipeline LP
7.390% due 12/31/2017 (e)	496,000	513,753

Federal Express Corp.
7.840% due 1/30/2018, Series 1996-B2	167,766	176,573

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	2,682,770	2,803,495

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (e)	7,646	7,684

Great River Energy
5.829% due 7/1/2017 (e)	516,647	531,279

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	349,922	350,435

Latam Airlines Group
4.500% due 11/15/2023, Series 2015-1 B (e)	5,706,060	5,492,083

Northwest Airlines
8.028% due 11/1/2017, Series 2007-1 B	92,545	98,616
7.575% due 3/1/2019, Series 1999-2 A	793,737	845,330
7.150% due 10/1/2019, Series 2000-1 G (b)	20,372	21,798
6.264% due 11/20/2021, Series 2002-1 G-2	1,749,425	1,900,226

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Prudential Securities Structured Assets, Inc.
0.916% due 3/2/2025, Series 1998-1 A (b)(e)	$4,425,273	$4,026,999

United Air Lines
10.400% due 11/1/2016, Series 2009-1	1,328,388	1,343,266
5.375% due 8/15/2021, Series 2013-1 B	2,040,376	2,127,092

US Airways
8.360% due 1/20/2019, Series 1999-1A	62,135	63,999
8.000% due 10/1/2019, Series 2012-1 B	20,215,102	22,438,763
7.076% due 3/20/2021, Series 2001-1G	1,017,657	1,099,070

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1A (e)	194,462	202,562

Total Asset-Backed Securities		225,726,109

Convertible Bonds - 0.4%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,340,977

Total Convertible Bonds		7,340,977

Corporate Bonds - 81.2%
AbbVie Inc.
1.750% due 11/6/2017	8,411,000	8,449,556

Activision Blizzard, Inc.
5.625% due 9/15/2021 (e)	11,605,000	12,127,225

Agilent Technologies, Inc.
6.500% due 11/1/2017	1,976,000	2,083,710

Air Lease Corp.
5.625% due 4/1/2017	500,000	510,445

Alcoa Inc.
5.550% due 2/1/2017	143,000	145,002

American Equity Investment Life Holding Co.
6.625% due 7/15/2021	8,860,000	9,303,000

Amgen Inc.
2.500% due 11/15/2016	1,724,000	1,729,251

Assured Guaranty US Holdings Inc.
6.400% due 12/15/2066 (b)	15,242,000	10,059,720

Astoria Financial Corp.
5.000% due 6/19/2017	30,792,000	31,369,658

Athene Global Funding
2.875% due 10/23/2018 (e)	32,217,000	31,858,811

Autodesk, Inc.
1.950% due 12/15/2017	500,000	501,822

Aviation Capital Group Corp.
3.875% due 9/27/2016 (e)	1,639,000	1,641,049
4.625% due 1/31/2018 (e)	1,080,000	1,123,200

Avon Products, Inc.
6.350% due 3/15/2020 (b)	500,000	478,750

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.
3.700% due 9/15/2016	$49,000	$48,999
6.000% due 9/1/2017	515,000	537,663
5.750% due 12/1/2017	310,000	325,994
2.035% due 10/9/2024 (b)	35,000,000	33,075,000
5.250% due 6/15/2030	35,000	35,002

Bear Stearns Cos. LLC
6.400% due 10/2/2017	929,000	978,674

BGC Partners Inc.
5.375% due 12/9/2019	110,000	116,645

Brandywine Operating Partnership, L.P.
5.700% due 5/1/2017	1,435,000	1,474,559

Cabot Corp.
2.550% due 1/15/2018	17,057,000	17,227,655

Capital One Financial Corp.
6.750% due 9/15/2017	5,982,000	6,295,983

Carpenter Technology Corp.
6.990% due 4/20/2018	2,415,000	2,548,255
7.060% due 5/21/2018	500,000	526,031
7.030% due 5/22/2018	8,000	8,412

Catholic Health Initiatives
1.600% due 11/1/2017	3,122,000	3,123,677

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (e)	13,023,000	13,543,920
5.750% due 10/27/2021 (e)	16,015,000	15,474,494

Citigroup, Inc.
1.960% due 10/15/2024 (b)	35,000,000	34,767,950

Cleveland Electric Illuminating Co.
7.880% due 11/1/2017	120,000	128,191

Cliffs Natural Resources Inc.
5.900% due 3/15/2020	22,799,000	19,550,142

Columbia Property Trust
5.875% due 4/1/2018	130,000	139,160

Compass Bank
6.400% due 10/1/2017	150,000	156,569

Copano Energy, LLC
7.125% due 4/1/2021	3,435,000	3,551,790

Countrywide Financial Corp.
5.250% due 5/27/2020	379,000	378,286
6.000% due 8/26/2020 (c)	140,000	140,060

Countrywide Home Loans, Inc.
5.500% due 5/16/2018	249,000	248,987

D.R. Horton, Inc.
4.750% due 5/15/2017	175,000	178,281

Denali Borrower LLC / Denali Finance Corp.
5.625% due 10/15/2020 (e)	22,645,000	23,664,025

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Deutsche Bank AG
1.400% due 2/13/2017	$2,720,000	$2,714,952
1.427% due 2/13/2017 (b)	2,717,000	2,713,492
1.350% due 5/30/2017	15,000,000	14,964,105
6.000% due 9/1/2017	18,799,000	19,531,033

Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
4.420% due 6/15/2021 (e)	500,000	522,819

Discover Financial Services
6.450% due 6/12/2017	2,628,000	2,721,544
10.250% due 7/15/2019	11,304,000	13,325,099

Domtar Corp.
10.750% due 6/1/2017	10,251,000	10,910,642

El Paso Corp.
7.000% due 6/15/2017	3,177,000	3,297,631

Embraer Overseas Ltd.
6.375% due 1/24/2017	13,162,000	13,359,430

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	8,538,000	7,129,230

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	7,062,250

Exelon Generation Co., LLC
6.200% due 10/1/2017	108,000	113,173

Fairfax Financial Holdings Ltd.
7.375% due 4/15/2018	24,226,500	25,996,658

Fidelity National Financial, Inc.
6.600% due 5/15/2017	3,187,000	3,288,124

Fifth Third Bancorp
4.900% due 9/30/2019 (b)(d)	40,162,000	39,358,760

First Industrial, L.P.
5.950% due 5/15/2017	2,000,000	2,060,226

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,185,000	1,194,474

FMC Technologies, Inc.
2.000% due 10/1/2017	1,500,000	1,493,326

Ford Motor Credit Co. LLC
8.000% due 12/15/2016	20,982,000	21,389,449
1.500% due 1/17/2017	1,000,000	1,001,498
4.200% due 9/20/2025	120,000	120,001

Freeport-McMoran Oil & Gas LLC
6.125% due 6/15/2019	10,233,000	10,335,330
6.625% due 5/1/2021	24,585,000	24,277,687

General Electric Capital Corp.
1.158% due 5/5/2026 (b)	613,000	590,779

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	2,888,820

GFI Group Inc.
8.375% due 7/19/2018 (b)	66,627,000	71,624,025

Globo Comunicacao e Participacoes S.A.
5.307% due 5/11/2022 (c)(e)	16,990,000	17,287,325

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Goldman Sachs Group, Inc.
6.250% due 9/1/2017	$250,000	$261,966

Great Plains Energy Inc.
6.875% due 9/15/2017	370,000	388,089

Harsco Corp.
5.750% due 5/15/2018	17,479,000	17,679,135

HCP, Inc.
6.300% due 9/15/2016	1,327,000	1,328,611
5.625% due 5/1/2017	1,000,000	1,024,871
6.700% due 1/30/2018	900,000	962,472

Highmark Inc.
4.750% due 5/15/2021 (e)	15,000,000	15,446,130

Hiland Partners, LP
7.250% due 10/1/2020 (e)	23,110,000	23,947,737

Hospitality Properties Trust
5.625% due 3/15/2017	11,260,000	11,473,715
6.700% due 1/15/2018	5,007,000	5,205,262

HRPT Properties Trust
6.250% due 6/15/2017	6,773,000	6,853,070
6.650% due 1/15/2018	33,478,000	34,722,980

Ingram Micro Inc.
5.250% due 9/1/2017	110,000	113,294

International Lease Finance Corp.
6.750% due 9/1/2016 (e)	14,286,000	14,286,000

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	32,365,000	31,848,746

Jabil Circuit, Inc.
8.250% due 3/15/2018	39,316,000	42,756,150

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b)(d)	36,491,000	37,859,412

Kinder Morgan Inc.
7.000% due 2/1/2018	22,171,000	23,315,001

Kraft Heinz Foods Co.
6.125% due 8/23/2018 (e)	50,000	54,500

Lennox Int'l. Inc.
4.900% due 5/15/2017	1,000,000	1,021,685

Lincoln National Corp.
3.162% due 5/17/2066 (b)	25,985,000	20,203,337
6.050% due 4/20/2067 (b)	19,155,000	14,657,406

Manufacturers & Traders Trust Co.
1.739% due 12/28/2020 (b)	14,173,000	14,093,376
5.629% due 12/1/2021 (b)	1,002,000	983,964

Masco Corp.
6.625% due 4/15/2018	13,741,000	14,840,280

MBIA Inc.
6.400% due 8/15/2022	75,017,000	75,017,000

Merrill Lynch & Co.
6.400% due 8/28/2017	2,890,000	3,028,258

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	$22,665,000	$23,628,262

Morgan Stanley
6.250% due 8/28/2017	1,764,000	1,847,472
3.022% due 4/1/2021 (b)	130,000	132,925
3.022% due 6/9/2023 (b)	100,000	98,250

MPT Operating Partnership, L.P.
6.375% due 2/15/2022	19,998,000	20,972,902

Nabors Industries, Inc.
2.350% due 9/15/2016 (e)	250,000	250,025

National City Bank of Cleveland OH
5.800% due 6/7/2017	1,802,000	1,859,075

National Retail Properties Inc.
6.875% due 10/15/2017	1,023,000	1,078,389

NationsBank Corp.
7.800% due 9/15/2016	820,000	821,288

Navient Corp.
5.875% due 3/25/2021	500,000	506,875

Neuberger Berman Group LLC
5.875% due 3/15/2022 (e)	18,980,000	19,786,650

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	97,182

Noble Drilling Corp.
7.500% due 3/15/2019	20,381,000	20,584,810

Noble Holding Int'l. Ltd.
4.900% due 8/1/2020	21,828,000	19,208,640
4.625% due 3/1/2021	20,264,000	16,973,126

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	188,068

NXP B.V. / NXP Funding LLC
5.750% due 2/15/2021 (e)	8,119,000	8,464,057

Owens Corning
6.500% due 12/1/2016	319,000	321,409

Pitney Bowes Inc.
5.750% due 9/15/2017	405,500	423,000

Plains Exploration & Production Co.
6.500% due 11/15/2020	16,327,000	16,367,817
6.750% due 2/1/2022	14,470,000	14,470,000

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	1,281,000	1,331,222

PNC Bank, N.A.
5.250% due 1/15/2017	250,000	253,667
6.000% due 12/7/2017	415,000	437,714

Pride Int'l., Inc.
8.500% due 6/15/2019	22,476,000	23,768,370

Regency Energy Partners LP
6.500% due 7/15/2021	45,484,000	46,953,861

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Reinsurance Group of America, Inc.
3.318% due 12/15/2065 (b)	$33,768,000	$25,494,840

Reliance Steel & Aluminum Co.
6.200% due 11/15/2016	1,855,000	1,868,903

Scripps Networks Interactive, Inc.
2.700% due 12/15/2016	790,000	793,342

Seagate HDD Cayman
7.000% due 11/1/2021	2,569,000	2,645,890

Select Income REIT
2.850% due 2/1/2018	18,866,000	18,982,705

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (e)	28,800,000	29,376,000

SESI LLC
6.375% due 5/1/2019	25,231,000	24,978,690
7.125% due 12/15/2021	42,739,000	41,670,525

SLM Corp.
5.500% due 3/15/2019	800,000	778,490
6.000% due 3/15/2019 (c)	140,000	137,813
6.600% due 3/15/2019 (c)	395,000	393,185
5.190% due 4/24/2019	529,000	525,032
8.000% due 3/25/2020	671,000	728,035
6.250% due 9/15/2020 (c)	172,000	166,093
6.500% due 12/15/2020 (c)	71,000	71,001
6.750% due 12/15/2020 (c)	306,000	299,500
6.750% due 12/15/2020 (c)	95,000	92,982
6.000% due 6/15/2021	261,000	246,607
6.150% due 6/15/2021	146,000	138,828
7.250% due 1/25/2022	602,000	625,327

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	39,309,000	30,267,930

Standard Chartered PLC
4.000% due 7/12/2022 (b)(e)	27,573,000	27,907,571

Tech Data Corp.
3.750% due 9/21/2017	4,643,000	4,753,174

Time Warner Cable Inc.
5.850% due 5/1/2017	607,000	624,630

Twenty-First Century Fox America, Inc.
8.000% due 10/17/2016	240,000	241,834

Tyco Electronics Group S.A.
6.550% due 10/1/2017	7,845,000	8,275,267

Unitrin, Inc.
6.000% due 5/15/2017	15,579,000	16,051,589

Viacom Inc.
2.500% due 12/15/2016	414,000	415,528

Wells Fargo & Co.
7.980% due 3/15/2018 (b)(d)	32,006,000	33,846,345

Western Power Distribution
7.250% due 12/15/2017 (e)	2,580,000	2,674,258

Western Union Co.
5.930% due 10/1/2016	1,150,000	1,153,895

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Westvaco Corp.
7.500% due 6/15/2027	$427,000	$463,608

White Mountains Insurance Group, Ltd.
6.375% due 3/20/2017 (e)	4,950,000	5,048,901

Willis North America Inc.
6.200% due 3/28/2017	1,028,000	1,055,347

Wyndham Worldwide
5.750% due 2/1/2018	2,046,000	2,120,135

XL Group PLC
6.500% due 4/15/2017 (b)(d)	85,311,000	63,855,283

Zions Bancorporation
4.500% due 3/27/2017	1,216,000	1,228,738

Total Corporate Bonds		1,615,092,809

Federal Agency Mortgage-Backed Securities - 0.0%
Freddie Mac
6.500% due 12/1/2018, Series C9-0241	11,217	12,365

Ginnie Mae
7.000% due 5/15/2033, Series 78-2071X	30,725	37,330

Total Federal Agency Mortgage-Backed Securities		49,695

Taxable Municipal Bonds - 3.3%
Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	7,775,000	7,980,493

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	230,000	232,052

City of Miami FL
6.750% due 12/1/2018	1,310,000	1,393,591

City of Newark NJ
5.603% due 4/1/2018	455,000	470,151

County of Reeves TX Certs. of Participation
5.000% due 12/1/2016	35,000	34,935
6.000% due 12/1/2016	45,000	44,967
5.000% due 12/1/2017	45,000	44,319
6.250% due 12/1/2017	45,000	44,763
7.400% due 12/1/2017	375,000	375,049
5.625% due 12/1/2018	125,000	121,160
6.500% due 12/1/2018	225,000	222,226
7.500% due 12/1/2018	35,000	34,722
6.750% due 12/1/2019	1,320,000	1,308,067
6.125% due 12/1/2020	680,000	655,493
6.875% due 12/1/2020	370,000	365,960
6.375% due 12/1/2021	45,000	43,146
7.000% due 12/1/2021	500,000	492,420
7.700% due 12/1/2021	3,340,000	3,340,468

District of Columbia Revenue
4.713% due 10/1/2016	125,000	125,053
5.375% due 10/1/2018	1,455,000	1,476,388

Eastern Illinois University
5.000% due 4/1/2017	405,000	411,423
5.250% due 4/1/2018	775,000	808,317
5.450% due 4/1/2019	515,000	551,241
5.600% due 4/1/2020	585,000	623,973
5.700% due 4/1/2021	125,000	133,411

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Fannin County TX Public Facility Corp.
3.950% due 10/1/2016	$675,000	$675,682
4.600% due 10/1/2017	740,000	750,871
5.200% due 10/1/2019	515,000	535,203
5.650% due 10/1/2021	825,000	876,562

Florida State Mid-Bay Bridge Authority
3.784% due 10/1/2021	5,000,000	5,146,950

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,960,000	1,915,606

Guam Gov't. Waterworks Authority
2.516% due 7/1/2017	210,000	210,227
3.061% due 7/1/2018	255,000	257,252

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	270,000	271,860

Lancaster PA Parking Authority
5.760% due 12/1/2017	500,000	511,225

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	480,000	484,747
5.983% due 12/1/2022 (e)	8,595,000	8,946,364

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	115,000	115,279

New Jersey Economic Development Authority
5.000% due 6/15/2017 (e)	300,000	302,910

New Jersey Sports & Exposition Authority
6.076% due 3/1/2023	555,000	615,334

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	325,000	342,287

Public Finance Authority WI Student Housing Revenue
4.500% due 7/1/2021	1,730,000	1,734,273

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016 (f)	24,080,000	5,538,400

Rockford IL Park District
3.000% due 12/15/2017	350,000	353,714

San Luis AZ Facility Development Corp.
4.650% due 5/1/2017	1,130,000	1,119,175
5.050% due 5/1/2018	780,000	764,104
5.350% due 5/1/2019	1,240,000	1,202,242
5.600% due 5/1/2020	670,000	636,165
5.700% due 5/1/2020	850,000	798,685
5.800% due 5/1/2021	1,055,000	991,267
5.900% due 5/1/2021	980,000	911,096
6.100% due 5/1/2022	1,030,000	957,292
6.200% due 5/1/2022	1,035,000	951,662

Summit County OH Development Finance Authority
6.250% due 5/15/2026	665,000	703,091

West Texas Detention Facility Corp.
3.800% due 11/1/2016	1,000,000	996,810
4.400% due 11/1/2017	1,195,000	1,175,486
4.700% due 11/1/2018	920,000	897,736

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	1,495,000	149,500

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Willacy County TX Public Facility Corp.
6.000% due 12/1/2016	$1,330,000	$1,338,539
6.000% due 12/1/2017	390,000	402,187
5.600% due 12/1/2018	420,000	439,828

Total Taxable Municipal Bonds		65,353,399

Tax-Exempt Municipal Bonds - 0.3%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	5,017,650

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	105,208
5.500% due 7/1/2019	130,000	136,523

Puerto Rico Electric Power Authority
5.000% due 7/1/2019	770,000	779,101

Puerto Rico Highways & Transportation Authority
4.125% due 7/1/2019	120,000	121,276

Puerto Rico Municipal Finance Agency
5.250% due 8/1/2019	100,000	101,607

Total Tax-Exempt Municipal Bonds		6,261,365

TOTAL BONDS (COST $2,024,978,175)		1,919,824,354

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

	Principal Amount
	or Shares	Value
SHORT-TERM INVESTMENTS - 3.8%

Money Market Funds - 0.0%
Fidelity Inst'l. Government Portfolio Class I, 0.261% (a)	90,155	$90,155

Total Money Market Funds		90,155

United States Government & Agency Issues - 3.8%
U.S. Treasury Bills
0.000% due 9/1/2016 (b)	$10,000,000	10,000,000
0.218% due 9/22/2016 (b)	10,000,000	9,998,670
0.230% due 9/29/2016 (b)	20,000,000	19,996,298
0.227% due 10/6/2016 (b)	10,000,000	9,997,735
0.231% due 10/13/2016 (b)	10,000,000	9,997,241
0.221% due 10/20/2016 (b)	10,000,000	9,996,931
0.224% due 10/27/2016 (b)	5,000,000	4,998,226

Total United States Government & Agency Issues		74,985,101

TOTAL SHORT-TERM INVESTMENTS (COST $75,075,255)		75,075,256

TOTAL INVESTMENTS - 100.3% (COST $2,100,053,430)		1,994,899,610

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(6,832,306)

NET ASSETS - 100.0%		$1,988,067,304

(a) Represents the 7-day yield at August 31, 2016.
(b) Rate shown represents the current coupon rate at August 31, 2016.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.
(f) The Puerto Rico Commonwealth Gov't. Development Bank security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.

B.V.:	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.

At August 31, 2016, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$2,100,184,251
Unrealized appreciation	$8,856,957
Unrealized depreciation	$(114,141,598)
Net unrealized appreciation (depreciation)	$(105,284,641)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2016

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s listed or exchange-traded investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Debt investments are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Debt securities with remaining maturities of 60 days or less are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a fair value is determined in good faith pursuant to procedures established by the Funds’ Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2016.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

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Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

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The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2016:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$112,675,040	$-	$-	$112,675,040
Short-term investments	100,000	-	-	100,000
Total Assets	$112,775,040	$-	$-	$112,775,040

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$42,042,611	$-	$-	$42,042,611
Short-term investments	88	-	-	88
Total Assets	$42,042,699	$-	$-	$42,042,699

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$-	$1,919,824,354	$-	$1,919,824,354
Short-term investments	90,155	74,985,101	-	75,075,256
Total Assets	$90,155	$1,994,809,455	$-	$1,994,899,610

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended August 31, 2016. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

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Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 20th day of October, 2016.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 20th day of October, 2016.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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